Supplemental Information	12 Months Ended
Sep. 30, 2016
Supplemental Information [Abstract]
Supplemental Information
24. SUPPLEMENTAL INFORMATION

Other Receivables and Current Assets 30 September	2016	2015
Derivative instruments	$169.3	$72.5
Other receivables	181.7	156.9
Current capital lease receivables	88.2	83.6
Prepaid inventory	92.8	—
Other	6.2	16.8
Other receivables and current assets	$538.2	$329.8

Other Noncurrent Assets 30 September	2016	2015
Derivative instruments	$204.4	$246.0
Other long-term receivables	16.9	17.2
Prepaid tax	37.0	31.3
Deferred tax assets	185.0	75.3
Deposits	36.5	40.1
Other	191.2	199.1
Other noncurrent assets	$671.0	$609.0

Payables and Accrued Liabilities 30 September	2016	2015
Trade creditors	$578.8	$528.9
Customer advances	371.2	187.1
Accrued payroll and employee benefits	217.1	225.3
Pension and postretirement benefits	35.5	26.1
Dividends payable	186.9	174.4
Outstanding payments in excess of certain cash balances	11.9	27.0
Accrued interest expense	47.9	52.9
Derivative instruments	73.5	113.7
Severance and other costs associated with business restructuring and cost reduction actions	15.7	36.2
Other	113.7	108.0
Payables and accrued liabilities	$1,652.2	$1,479.6

Other Noncurrent Liabilities 30 September	2016	2015
Pension benefits	$1,155.1	$860.0
Postretirement benefits	74.9	76.5
Other employee benefits	104.1	104.3
Contingencies related to uncertain tax positions	78.0	76.4
Advance payments	43.8	135.3
Environmental liabilities	70.3	71.6
Derivative instruments	21.8	10.6
Asset retirement obligations	116.1	105.6
Obligation for future contribution to an equity affiliate	94.4	67.5
Other	58.0	21.8
Other noncurrent liabilities	$1,816.5	$1,529.6

Other Income (Expense), Net 30 September	2016	2015	2014
Technology and royalty income	$19.0	$22.8	$24.7
Interest income	6.1	4.2	7.5
Foreign exchange	(7.2)	(22.6)	(7.2)
Sale of assets and investments	8.8	36.3	9.4
Contract settlements	12.6	—	1.2
Other	10.1	4.8	9.6
Other income (expense), net	$49.4	$45.5	$45.2

Gain on Land Sales
During the fourth quarter of 2015, we sold two parcels of land resulting in a gain of $33.6 ($28.3 after-tax, or $.13 per share). The gain is reflected in sale of assets and investments in the table above.